DMS Baltic Index Fund
Investment Objective
The Fund seeks to replicate the performance of the OMXBBGI, the Baltic Benchmark General Index, before expenses of the Fund, by investing in the same stocks that comprise the Index.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Class I Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (USD $)	DMS Baltic Index Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Annual Small Account Service Fee (for Fund account balances below $1,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	DMS Baltic Index Fund Class I Shares
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	8.75%
Total Annual Fund Operating Expenses	9.50%

Example

The following example is intended to help you compare the cost of investing in the Fund’s shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	- 1 Year -	- 3 Years -	- 5 Years -	- 10 Years -
DMS Baltic Index Fund Class I Shares	998	2,846	4,515	8,014

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund’s performance. During the fiscal year ending September 30, 2014, the Fund’s portfolio turnover rate was 0.0% of the average value of its portfolio.

Primary Investment Strategies

The Fund employs a “passive management” - or indexing - investment approach by investing all, or substantially all, of its assets in the common stocks included in the OMXBBGI Index. The Fund will seek to replicate the Index precisely, using the identical weightings of individual stocks as the Index uses, and will not just invest in a representative sample of the Index. The Fund has no ability to influence the stocks that compose the Index, or any aspect of weighting or rebalancing the Index. The OMXBBGI Index is maintained by the NASDAQ OMX Group, Inc., and is completely independent of the Fund. The Index currently includes common stocks of twenty-seven companies whose stocks are traded on the NASDAQ OMX stock exchanges in Riga, Tallinn, and Vilnius, which together are considered the Baltic exchanges. The companies whose stocks comprise the Index have been selected by the Index provider as the most liquid and largest capitalized publicly traded companies on such exchanges. The Index is designed to represent all industries whose stocks trade on the Baltic exchanges, and is not designed to be concentrated in any industry sector, but is concentrated in a particular industry from time to time. (At the date of this Prospectus, almost 45% of the value of the Index is comprised of stocks in the consumer services sector, and another 14% in the consumer goods sector.) The market capitalization of the companies in the Index ranges from approximately U.S. $10 million to U.S. $870 million, with a median weighted capitalization of about U.S. $180 million, which amounts are significantly smaller than what might be considered large capitalization in the United States securities markets. For more information about the Index and the companies included in the Index, see the Statement of Additional Information, and our website at DMSFunds.com.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund’s performance could be hurt by:

·	Non-diversified fund status. Under the United States Investment Company Act of 1940 (the “1940 Act”), the Fund has elected to be classified as a “non-diversified” fund. To be a diversified fund under the 1940 Act, 75% of a fund’s total assets must be invested so that no more than 5% of such a fund’s assets may be invested in one stock, nor may such fund own more than 10% of the outstanding securities of any one issuer. Since there are only twenty-seven stocks in the Index, the Fund could have investments in one or more stocks that are greater than 5% of the Fund from time to time. In fact, as the date of this Prospectus, more than 25% of the value of the Index was in one stock, and more than 44% was in the consumer services sector. Generally speaking, a diversified investment portfolio (spread among many investments with no substantial concentration in any one investment) is not as risky as a non-diversified portfolio.
·	General stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. All stock market investments, even in the most diversified and established markets, such as the United States, are always subject to decline.
·	Emerging markets risk. The United States securities market is considered an established market, whereas the stock markets of rapidly developing countries, such as the Baltic States, may be considered emerging markets. While all markets can decline and all markets can achieve gains, emerging markets that are composed of companies that are typically smaller and younger than companies in more established markets may be considered more volatile and riskier than established markets.
·	Single region (Baltic States) risk, which is the chance that extraordinary events - such as political upheaval, financial troubles, or natural disasters - will adversely affect the value of securities issued by companies in individual foreign countries or regions. Because the Fund will invest all of its assets in securities of companies located in only one region, the Baltic States, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that region. The Fund is not aware of any risk that is specific to the Baltic region. The Fund’s investments in Baltic stocks may be considered to be riskier than U.S. stock investments. The prices of Baltic stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund’s target index may, at times, become focused in stocks of a particular sector, category, or group of companies.
·	Currency risk, which is the chance that the value of a foreign investment, measured in U.S. Dollars, will decrease because of unfavorable changes in currency exchange rates. All of the Fund’s investments are foreign investments, and the exchange rate between the U.S. Dollar and the Euro will directly affect the value of the Fund’s investments.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance by calendar year for Class I shares of the Fund. The table that follows shows how the Fund’s average annual returns for the periods shown compare with the Index. Updated performance information is available on our website at DMSFunds.com, or by calling toll free at 855-367-4900. Please remember, however, that past performance of the Fund is no guarantee of future returns.

Calendar Year Total Returns

Highest Performance Quarter: 2nd Quarter 2014: 0.31% Lowest Performance Quarter: 3rd Quarter 2014: (-10.94%)
Average Annual Total Returns For the calendar years ended December 31, 2014:
Average Annual Total Returns DMS Baltic Index Fund	1 Year	Since Inception	Inception Date
Class I Shares	(17.57%)	(12.81%)	May 17, 2013
Class I Shares After Taxes on Distributions	(17.57%)	(12.81%)	May 17, 2013
Class I Shares After Taxes on Distributions and Sales	(12.30%)	(8.97%)	May 17, 2013
NASDAQ OMXBBGI Index	(16.79%)	(6.22%)

Notes: The Fund commenced operations on May 17, 2013. The performance for the Index does not include any deduction for fees, expenses, or taxes. The after tax returns are calculated using the highest individual federal marginal tax rates, and do not reflect the impact of any state or local taxes. In calculating after tax returns on redemptions, the tax benefits from capital losses are added to the proceeds, which addition may cause the return after taxes to be greater than the return before taxes. Actual after tax returns depend on an investor’s personal tax situation and may differ from those shown.